Income Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes

NOTE 14 – Income Taxes

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax recovery presented in the accompanying statements of comprehensive loss is provided below:

	Years ended December 31,
	2021	2020
	$	$

Loss before income taxes	(10,957,596)	(10,740,593)

Expected income tax recovery at statutory tax rates	(2,959,000)	(2,900,000)
Impact of different statutory tax rates on earnings of subsidiaries	100,000	10,000
Change in statutory, foreign tax rates and other	(37,000)	(189,000)
Foreign exchange	966,000	964,000
Non-deductible expenditures	293,000	687,000
Share issuance costs	(598,000)	(399,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	238,000	118,000
Change in unrecognized deductible temporary differences and others	1,997,000	1,709,000
Total	-	-

Significant components of deferred tax assets that have not been recognized are as follows:

	As of December 31,
	2021	2020
	$	$

Share issuance costs	1,073,000	936,000
Non-capital losses	19,352,000	17,308,000
Provision for site reclamation	424,000	417,000
Allowable capital losses	210,000	229,000
Property and equipment	181,000	159,000
Exploration and evaluation assets	2,502,000	2,641,000
Total	23,742,000	21,690,000

Significant components of unrecognized deductible temporary differences and unused tax losses that have not been recognized on the statements of financial position are as follows:

	As of December 31,
	2021	Expiry dates	2020	Expiry dates
	$		$
Share issuance costs	3,975,000	2021 to 2024	3,468,000	2021 to 2024
Non-capital losses	79,826,000	2027 to 2039	71,328,000	2027 to 2040
Provision for site reclamation	2,019,000	No Expiry	1,986,000	No Expiry
Capital losses	779,000	No Expiry	849,000	No Expiry
Property and equipment	724,000	No Expiry	622,000	No Expiry
Exploration and evaluation assets	9,663,000	No Expiry	11,062,000	No Expiry

Tax attributes are subject to review, and potential adjustment, by tax authorities.